Note 7 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Dec. 31, 2022 USD ($)
2023	$ 23,040,000
2024	14,090,000
2025	5,690,000
2026	5,710,000
Thereafter	33,325,000
Total	$ 81,855,000